UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10065

Tax-Managed Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio                                                                                        as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 4.5%
AAR Corp. (1)	53,680	$1,601,274
Alliant Techsystems, Inc. (1)	28,230	2,797,875
Ceradyne, Inc. (1)	45,230	3,375,515
		$7,774,664
Auto Components — 0.3%
Noble International, Ltd.	29,330	$550,524
		$550,524
Biotechnology — 1.7%
Martek Biosciences Corp. (1)	112,850	$2,891,217
		$2,891,217
Capital Markets — 1.4%
Affiliated Managers Group, Inc. (1)	21,790	$2,462,270
		$2,462,270
Chemicals — 5.2%
International Flavors & Fragrances, Inc.	57,230	$2,867,795
Scotts Miracle-Gro Co., Class A	31,920	1,308,401
Terra Industries, Inc. (1)	200,310	4,913,604
		$9,089,800
Commercial Services & Supplies — 2.1%
Clean Harbors, Inc. (1)	18,000	$864,540
FTI Consulting, Inc. (1)	68,170	2,797,015
		$3,661,555
Communications Equipment — 3.0%
3Com Corp. (1)	526,630	$2,106,520
Harris Stratex Networks, Inc., Class A (1)	166,827	2,839,396
Ituran Location and Control, Ltd. (2)	18,572	244,222
		$5,190,138
Computer Peripherals — 0.5%
Stratasys, Inc. (1)	19,950	$877,999
		$877,999
Construction & Engineering — 2.8%
Foster Wheeler, Ltd. (1)(2)	43,150	$4,849,628
		$4,849,628
Diversified Consumer Services — 0.7%
DeVry, Inc.	38,850	$1,258,740
		$1,258,740

Electric Utilities — 0.8%
ITC Holdings Corp.	34,536	$1,452,239
		$1,452,239
Electronic Equipment & Instruments — 4.2%
Daktronics, Inc.	92,470	$1,965,912
FLIR Systems, Inc. (1)	70,155	3,062,266
Zygo Corp. (1)	189,400	2,276,588
		$7,304,766
Energy Equipment & Services — 8.6%
Allis-Chalmers Energy, Inc. (1)	135,230	$3,245,520
Dresser-Rand Group, Inc. (1)	89,997	3,338,889
Hornbeck Offshore Services, Inc. (1)	35,425	1,525,046
Input/Output, Inc. (1)	207,670	2,959,297
NATCO Group, Inc. (1)	65,755	3,043,799
Willbros Group, Inc. (1)(2)	28,571	900,558
		$15,013,109
Health Care Equipment & Supplies — 9.9%
Cooper Cos., Inc., (The)	52,930	$2,653,381
DJ Orthopedics, Inc. (1)	46,800	2,222,064
IDEXX Laboratories, Inc. (1)	14,900	1,493,874
Respironics, Inc. (1)	58,950	2,696,963
Sirona Dental Systems, Inc. (1)	74,730	2,642,453
West Pharmaceutical Services, Inc.	57,840	2,676,835
Wright Medical Group, Inc. (1)	116,140	2,811,749
		$17,197,319
Health Care Providers & Services — 1.5%
MWI Veterinary Supply, Inc. (1)	33,590	$1,298,925
VCA Antech, Inc. (1)	34,050	1,339,527
		$2,638,452
Hotels, Restaurants & Leisure — 0.8%
Cheesecake Factory, Inc. (The) (1)	59,650	$1,468,583
		$1,468,583
Household Durables — 3.5%
Jarden Corp. (1)	90,000	$3,251,700
Universal Electronics, Inc. (1)	82,340	2,901,662
		$6,153,362
Household Products — 1.5%
Church & Dwight Co., Inc.	53,420	$2,620,785
		$2,620,785

Insurance — 4.0%
Philadelphia Consolidated Holding Corp. (1)	69,110	$2,497,635
Protective Life Corp.	56,610	2,435,362
Security Capital Assurance, Ltd. (2)	83,370	1,932,517
		$6,865,514
IT Services — 2.7%
Euronet Worldwide, Inc. (1)	97,430	$2,475,696
MoneyGram International, Inc.	86,300	2,208,417
		$4,684,113
Life Sciences Tools & Services — 0.4%
Bruker BioSciences Corp. (1)	86,030	$673,615
		$673,615
Machinery — 4.5%
Kadant, Inc. (1)	77,360	$2,084,852
Oshkosh Truck Corp.	45,800	2,622,050
Titan International, Inc.	103,300	3,051,482
		$7,758,384
Media — 3.3%
Central European Media Enterprises, Ltd. (1)(2)	33,420	$3,090,682
Courier Corp.	70,110	2,640,343
		$5,731,025
Metals & Mining — 3.2%
Aber Diamond Corp. (2)	80,000	$2,978,974
IAMGOLD Corp. (2)	143,126	1,186,515
Meridian Gold, Inc. (1)(2)	30,460	859,886
RTI International Metals, Inc. (1)	5,780	458,007
		$5,483,382
Oil, Gas & Consumable Fuels — 8.1%
Denbury Resources, Inc. (1)	88,600	$3,544,000
Forest Oil Corp. (1)	77,860	3,150,994
Petrohawk Energy Corp. (1)	205,670	3,082,993
Quicksilver Resources, Inc. (1)	30,995	1,305,509
Range Resources Corp.	79,215	2,942,045
		$14,025,541
Personal Products — 3.4%
Herbalife, Ltd.	69,050	$2,829,669
Playtex Products, Inc. (1)	173,550	3,108,281
		$5,937,950
Pharmaceuticals — 1.2%
Adams Respiratory Therapeutics, Inc. (1)	55,290	$2,046,283
		$2,046,283

Road & Rail — 1.7%
Kansas City Southern (1)	65,470	$2,259,370
Landstar System, Inc.	14,420	655,533
		$2,914,903
Semiconductors & Semiconductor Equipment — 2.9%
AMIS Holdings, Inc. (1)	129,760	$1,337,826
Intersil Corp., Class A	32,120	939,510
Verigy, Ltd. (1)(2)	114,980	2,812,411
		$5,089,747
Software — 3.6%
Parametric Technology Corp. (1)	171,650	$3,026,190
Sybase, Inc. (1)	137,400	3,259,128
		$6,285,318
Specialty Retail — 0.8%
Barnes & Noble, Inc.	41,230	$1,383,267
		$1,383,267
Trading Companies & Distributors — 1.4%
GATX Corp.	54,450	$2,469,852
		$2,469,852
Wireless Telecommunication Services — 1.9%
NII Holdings, Inc., Class B (1)	39,500	$3,318,790
		$3,318,790
Total Common Stocks (identified cost $134,129,871)		$167,122,834

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (1)(2)(3)(4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (1)(3)(4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Short-Term Investments — 4.2%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86% (5)	$7,224	$7,223,815
Total Short-Term Investments (identified cost, $7,223,815)		$7,223,815
Total Investments — 100.4% (identified cost $141,913,686)		$174,582,649
Other Assets, Less Liabilities — (0.4)%		$(674,508)
Net Assets — 100.0%		$173,908,141

(1)	Non-income producing security.
(2)	Foreign security.
(3)	Restricted security.
(4)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007 was $48,287.

Country Concentration of Portfolio

	Percentage of
Country	Total Investments	Value
United States	89.1%	$155,547,257
Bermuda	5.7	9,872,826
Canada	3.0	5,205,375
Singapore	1.6	2,812,411
Panama	0.5	900,558
Israel	0.1	244,222
	100.0%	$174,582,649

The Portfolio did not have any open financial instruments at July 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$141,920,792
Gross unrealized appreciation	$37,007,234
Gross unrealized depreciation	(4,345,377)
Net unrealized appreciation	$32,661,857

Restricted Securities

At July 31, 2007, the Portfolio owned the following securities (representing 0.14% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$ 180,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 14, 2007

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer

Date:	September 14, 2007